Note 13 - Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Federal income tax at statutory rate, amount	$ 1,868	$ 953
Federal income tax at statutory rate, percentage	21.00%	21.00%
State tax, net of federal benefit, amount	$ 618	$ 328
State tax, net of federal benefit, percentage	7.00%	7.20%
Stock compensation expense, amount	$ 20	$ 23
Stock compensation expense, percentage	0.20%	0.50%
Other, amount	$ (14)	$ (12)
Other, percentage	(0.20%)	(0.30%)
Total	$ 2,492	$ 1,292
Total, percentage	28.00%	28.40%